Fair value measurement and financial risk management, Maturity profile of financial liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		$ 434,141	$ 456,901
Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		435,624	456,901
Contractual cash flows		515,622	541,334
Financial liabilities		515,622	541,334
Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		149,734	89,300
Contractual cash flows		149,734	89,300
Financial liabilities		149,734	89,300
Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		5,594	5,532
Contractual cash flows		7,882	8,820
Financial liabilities		7,882	8,820
Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount			25,358
Contractual cash flows			25,375
Financial liabilities			25,375
Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		93,395	87,302
Contractual cash flows		130,776	136,723
Financial liabilities		130,776	136,723
Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		105,788	101,086
Contractual cash flows		146,875	153,125
Financial liabilities		146,875	153,125
Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount	[1]	81,113	148,323
Contractual cash flows	[1]	80,355	127,991
Financial liabilities	[1]	80,355	127,991
6 months or Less [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		173,756	99,844
6 months or Less [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		149,734	89,300
6 months or Less [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		757	525
6 months or Less [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities			3,993
6 months or Less [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,097	2,901
6 months or Less [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,125	3,125
6 months or Less [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[1]	17,043	0
6 Months - 12 Months [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		7,134	68,979
6 Months - 12 Months [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
6 Months - 12 Months [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		757	525
6 Months - 12 Months [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities			0
6 Months - 12 Months [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,252	3,046
6 Months - 12 Months [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,125	3,125
6 Months - 12 Months [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[1]	0	62,283
1-2 Years [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		13,913	35,077
1-2 Years [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
1-2 Years [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		885	1,096
1-2 Years [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities			21,382
1-2 Years [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		6,778	6,349
1-2 Years [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		6,250	6,250
1-2 Years [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[1]	0	0
2-5 Years [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		317,892	333,436
2-5 Years [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
2-5 Years [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		2,556	2,676
2-5 Years [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities			0
2-5 Years [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		117,649	124,427
2-5 Years [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		134,375	140,625
2-5 Years [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[1]	63,312	65,708
> 5 Years [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		2,927	3,998
> 5 Years [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
> 5 Years [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		2,927	3,998
> 5 Years [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities			0
> 5 Years [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
> 5 Years [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
> 5 Years [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[1]	$ 0	$ 0

[1]	Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.